Loans, borrowings and cash and cash equivalents - Total debt (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Loans and borrowings
Loans and borrowings secured by property, plant and equipment and receivables	$ 220	$ 221
Current debt	1,214	1,003
Non-current	11,842	14,463
Debt contracts in the international markets
Loans and borrowings
Current debt, accrued charges	160	188
Non-current debt, accrued charges	4
Current debt	434	368
Non-current	10,060	11,415
Debt contracts in the international markets | Other currencies
Loans and borrowings
Current debt, before accrued charges	14	25
Non-current debt, before accrued charges	106	127
Debt contracts in the international markets | Floating rate | US$
Loans and borrowings
Current debt, before accrued charges	113	141
Non-current debt, before accrued charges	2,802	1,832
Debt contracts in the international markets | Floating rate | EUR
Loans and borrowings
Non-current debt, before accrued charges	225	229
Debt contracts in the international markets | Fixed rate | US$
Loans and borrowings
Current debt, before accrued charges	147	14
Non-current debt, before accrued charges	6,080	8,368
Debt contracts in the international markets | Fixed rate | EUR
Loans and borrowings
Non-current debt, before accrued charges	843	859
Debt contract in Brazil
Loans and borrowings
Current debt	780	635
Non-current	1,782	3,048
Debt contract in Brazil | TJLP, TR, IPCA, IGP-M and CDI | R$
Loans and borrowings
Current debt, before accrued charges	650	435
Non-current debt, before accrued charges	1,677	2,849
Debt contract in Brazil | LIBOR | Basket of currencies and US$
Loans and borrowings
Current debt, before accrued charges	44	101
Non-current debt, before accrued charges	56	100
Debt contract in Brazil | Fixed rate
Loans and borrowings
Current debt, before accrued charges	43	42
Non-current debt, before accrued charges	4	8
Debt contract in Brazil | Fixed rate | R$
Loans and borrowings
Current debt, before accrued charges	43	57
Non-current debt, before accrued charges	$ 45	$ 91